UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   153 E 53rd
           --------------------------------------------------
           48th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   November 13, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              37
                                               -------------

Form 13F Information Table Value Total:         156,322
                                               -------------
                                                (thousands)




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

             UNIT                                                        TOTAL        TITLE OF       VOTING        VOTING
SYMBOL   DESCRIPTION                          CUSIP        SHR/FACE      VALUE         CLASS         AUTHORITY     AUTHORTY
                                                                                                     SOLE          SHARED

AOL      AOL TIME WARNER                      00184A105    165,000     $5,461,500.00    COM          165,000          0
AEOS     AMERICAN EAGLE OUTFITTERS INC        2.55E+109    250,000     $4,975,000.00    COM          250,000          0
BBBY     BED BATH & BEYOND INC                75896100      69,500     $1,769,470.00    COM           69,500          0
BBY      BEST BUY COMPANY  INC                86516101     105,000     $4,772,250.00    COM          105,000          0
CDWC     CDW COMPUTER CENTERS INC             125129106    175,000     $6,331,500.00    COM          175,000          0
DFXI     ***DIRECT FOCUS INC                  254931108     91,000     $1,810,900.00    COM           91,000          0
ELBO     ELECTRONICS BOUTIQUE HLDGS CP        286045109    160,000     $4,312,000.00    COM          160,000          0
GMH      GENERAL MOTORS CORP - CL H NEW       370442832    250,000     $3,332,500.00    CL H         250,000          0
GPI      GROUP 1 AUTOMOTIVE INC               398905109     75,000     $1,991,250.00    COM           75,000          0
LAMR     LAMAR ADVERTISING CO-CL A            512815101    115,000     $3,486,800.00    CL A         115,000          0
MCD      MCDONALDS CORP                       580135101    200,000     $5,428,000.00    COM          200,000          0
XMSR     XM SATELLITE RADIO HLDGS INC         983759101     75,000       $393,000.00    CL A          75,000          0
ZLC      ZALE CORP NEW                        988858106    200,000     $5,296,000.00    COM          200,000          0
KR       KROGER CO                            501044101    150,000     $3,696,000.00    COM          150,000          0
MO       PHILIP MORRIS COMPANIES INC          718154107     65,000     $3,138,850.00    COM           65,000          0
COF      CAPITAL ONE FINANCIAL CORP           14040H105    123,000     $5,661,690.00    COM          123,000          0
JPM      J P MORGAN CHASE & CO                46625H100    150,000     $5,122,500.00    COM          150,000          0
KRB      MBNA CORP                            55262L100    200,000     $6,058,000.00    COM          200,000          0
MER      MERRILL LYNCH & CO INC               590188108    298,000    $12,098,800.00    COM          298,000          0
ENZN     ENZON INC                            293904108     98,500     $5,023,500.00    COM           98,500          0
OSIP     OSI PHARMACEUTICALS INC              671040103     90,000     $2,925,000.00    COM           90,000          0
OTEC     ORATEC INTERVNETIONS INC DEL         68554M108    590,500     $4,086,260.00    COM          590,500          0
SRA      Serono S.A.                          81752M101    142,000     $2,695,160.00  SPON ADR       142,000          0
SYD      SYBRON DENTAL SPECIALTIES INC        871142105     25,400       $472,440.00    COM           25,400          0
CLJ      CRESTLINE CAP CORP                   226153104    296,100     $8,364,825.00    COM          296,100          0
SCZ      SECURITY CAPITAL GROUP INC           81413P204    220,500     $4,125,555.00    CL B         220,500          0
TYC      TYCO INTERNATIONAL LTD NEW           902124106    220,000    $10,010,000.00    COM          220,000          0
MYK      MYKOLIS CORP                         62852P103    181,500     $1,628,055.00    COM          181,500          0
UTX      UNITED TECHNOLOGIES CORP             913017109     70,000     $3,255,000.00    COM           70,000          0
CDN      CADENCE DESIGN SYSTEMS INC           127387108    200,000     $3,330,000.00    COM          200,000          0
CTXS     CITRIX SYS INC                       177376100    150,000     $2,970,000.00    COM          150,000          0
ROK      ROCKWELL INTL CORP NEW               773903109    529,500     $7,773,060.00    COM          529,500          0
TSM      ***TAIWAN SEMICONDUCTOR MFG CO       874039100    100,000       $949,000.00  SPON ADR       100,000          0
VIAB     VIACOM INC-CL B                      925524308    175,000     $6,037,500.00    CL B         175,000          0
RMG      CABLEVISION SYS CORP                 12686C844    125,000     $2,531,250.00    CL A         125,000          0
Q        QWEST COMMUNICATIONS INTL INC        749121109    244,400     $4,081,480.00    COM          244,400          0
UCOMA    UNITEDGLOBALCOM CL AINGS             913247508    400,000       $928,000.00    CLA          400,000          0

TOTAL                                                    6,774,900   $156,322,095.00               6,774,900


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